UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares				Value

COMMON STOCKS - 92.61%

Apparel & Other Finished Prods of Fabrics & Similar Material - 3.97%
3,852	True Religion Apparel, Inc. *			$ 116,947

Communications Equipment, NEC - 1.60%
11,372	Lojack Corp. *			46,966

Communications Services, NEC - 2.45%
2,865	Neustar, Inc. *			72,198

Computer Communications Equipment - 4.63%
5,238	Cisco Systems, Inc. *			136,345

Electronic Computers - 2.28%
4,463	Dell, Inc. *			67,034

Finance Services - 3.38%
4,184	Americredit Corp. *			99,412

Hospital & Medical Service Plans - 8.64%
2,004	Humana, Inc. *			93,727
2,277	Wellcare Health Plans, Inc. *			67,855
1,440	Wellpoint, Inc. *			92,707
				254,289
Pharmaceutical Preparations - 17.29%
4,267	Forest Laboratories, Inc. *			133,813
2,024	NBTY, Inc. *			97,112
11,349	Pfizer, Inc.			194,635
9,269	Prestige Brands Holdings, Inc. *			83,421
				508,981
Retail-Computer & Computer Software - 2.18%
2,933	Gamestop Corp. Class-A *			64,262

Retail-Drug Store and Proprietary Stores - 5.07%
6,736	Petmed Express, Inc.			149,337

Retail-Radio, TV & Consumer Electronics Stores - 2.52%
1,747	Best Buy Co., Inc. *			74,317

Semiconductors & Related Devices - 4.96%
6,545	Intel Corp.			145,888

Services-Advertising Agencies - 2.05%
5,947	Valueclick, Inc. *			60,243

Services-Business Services - 8.51%
8,038	Bidz.com *			16,317
4,263	Ebay, Inc. *			114,962
7,024	Western Union Co.			119,127
				250,406
Services-Consumer Credit Reporting - 3.85%
935	Dun & Bradstreet			69,583
1,473	Moody's Corp.			43,822
				113,405
Services-Engineering, Accounting, Research, Management - 2.54%
2,485	Forrester Research, Inc. *			74,848

Services-Mailing, Reproduction - 2.44%
8,010	American Reprographics Co. *			71,850

Services-Management Consulting - 2.26%
2,500	Corporate Executive Board Co.			66,475

Services-Personal Services - 2.43%
2,800	Weight Watchers International, Inc.			71,484

Services-Prepackaged Software - 5.44%
2,940	CA, Inc.			69,002
3,113	Microsoft Corp.			91,172
				160,174
Telegraph & Other Message Communications - 4.12%
5,189	J2 Global Communications, Inc. *			121,189

TOTAL FOR COMMON STOCKS (Cost $2,455,174) - 92.61%				$ 2,726,050

SHORT TERM INVESTMENTS - 7.50%
220,915	Fidelity Institutional Money Market Portfolio			220,915
	0.25% ** (Cost $220,915)

TOTAL INVESTMENTS (Cost $2,676,089) - 100.11%				$ 2,946,965

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%				(3,234)

NET ASSETS - 100.00%				$ 2,943,731

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,676,089 amounted to $207,877, which consisted of aggregate gross unrealized appreciation of $355,380 and aggregate gross unrealized depreciation of $84,503.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$2,726,050	$0	$0	$2,726,050
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$220,915	$0	$0	$220,915
Total		$2,946,965	$0	$0	$2,946,965

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares					Value

COMMON STOCKS - 83.92%

Cigarettes - 4.28%
2,500	Philip Morris International, Inc.				$ 130,400

Electric Services - 1.14%
1,500	Huaneng Power International, Inc. *				34,860

Farm Machinery & Equipment - 1.01%
5,000	Arts-Way Manufacturing Co. *				30,801

Finance Services - 0.91%
3,000	Oneida Financial Corp.				27,630

Grain Mill Products - 6.89%
1,000	General Mills, Inc.				70,790
2,600	Kellogg Co.				138,918
					209,708
Guided Missiles & Space Vehicles & Parts - 3.01%
1,100	Lockheed Martin Corp.				91,542

Malt Beverages - 4.56%
3,300	Molson Coors Brewing, Co.				138,798

National Commercial Banks - 0.43%
2,000	Wilber Corp.				13,100

Petroleum Refining - 9.38%
2,000	Chevron Corp.				151,660
2,000	Exxon Mobil Corp.				133,960
					285,620
Pharmaceutical Preparations - 14.25%
5,000	Bristol Myers Squibb Co.				133,500
3,000	Novartis AG				162,300
3,700	Sanofi-Aventis *				138,232
					434,032
Pumps & Pumping Equipment - 4.75%
2,700	ITT Corp.				144,747

Retail-Drug Stores & Proprietary Stores - 4.26%
3,500	Walgreen Co.				129,815

Retail-Miscellaneous Shopping Goods Stores - 1.42%
2,000	Barnes & Noble, Inc.				43,240

Security Brokers, Dealers & Flotation Companies - 4.30%
7,000	Schwab Corp.				130,830

Semiconductors & Related Devices - 5.12%
7,000	Intel Corp.				156,030

Services-Engineering, Accounting, Research, Management - 4.84%
4,800	Paychex, Inc.				147,456

Services-Miscellaneous Amusement & Recreation - 4.86%
1,000	Corts Trust Disney Notes Corpor				25,950
3,500	Walt Disney Co. *				122,185
					148,135
Services-Motion Picture & Video Tape Production - 1.94%
1,500	DreamWorks Animation SKG, Inc. *				59,100

Telephone Communications - 5.41%
5,500	AT&T Corp.				142,120
3,000	Frontier Communications Corp.				22,320
					164,440
Water Supply - 1.16%
2,000	Aqua America, Inc.				35,140

TOTAL FOR COMMON STOCKS (Cost $2,537,439) - 83.92%					$ 2,555,424

EXCHANGE TRADED FUNDS - 3.39%
5,000	Aberdeen Asia Pacific Fund				$ 32,600
4,000	The Gabelli Global Gold, Natural Resources & Income Trust				70,520

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $87,209) - 3.39%					$ 103,120

REAL ESTATE INVESTMENT TRUSTS - 3.95%
7,000	Annaly Capital Management, Inc.				$ 120,260

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $130,550) - 3.95%					$ 120,260

PUT OPTIONS

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Annaly Capital Management, Inc.
6,500	January 2012 Put @ 15.00				$ 20,475

	AT&T Corp.
5,500	January 2012 Put @ 20.00				8,855

	Bristol Myers Squibb Co.
5,000	January 2012 Put @ 20.00				6,850

	Chevron Corp.
1,800	January 2011 Put @ 60.00				3,186

	Diageo Plc
1,000	April 2010 Put @ 60.00				0

	Walt Disney Co.
3,500	January 2012 Put @ 25.00				4,620

	Exxon Mobil Corp.
1,500	January 2011 Put @ 55.00				2,400

	General Mills, Inc.
1,300	January 2011 Put @ 55.00				884

	Intel Corp.
6,500	January 2012 Put @ 15.00				5,785

	ITT Corp.
2,700	July 2010 Put @ 45.00				1,350

	Kellogg Co.
2,600	January 2012 Put @ 40.00				3,120

	Kraft Foods, Inc.
4,500	January 2011 Put @ 20.00				720

	Lockheed Martin Corp.
1,100	January 2011 Put @ 65.00				1,870

	McDonald's Corp.
1,500	January 2011 Put @ 45.00				540

	Molson Coors Brewing Co.
2,500	January 2011 Put @ 35.00				2,750

	Novartis Ag
2,500	January 2011 Put @ 45.00				2,000

	Paychex, Inc.
4,500	January 2012 Put @ 25.00				7,650

	Philip Morris International, Inc.
2,500	January 2012 Put @ 40.00				6,975

	Sanofi-Aventis
3,000	June 2010 Put @ 35.00				3,150

	Schwab Corp.
6,500	January 2011 Put @ 12.50				1,625

	Wallgreen Co.
3,200	January 2011 Put @ 30.00				3,200

	TOTAL (Premiums Paid $171,708) - 2.89%				$ 88,005

SHORT TERM INVESTMENTS - 19.00%
577,331	Fidelity Institutional Government Money Market Fund-Class I, 0.05%** (Cost $577,331)				577,331
1,375	Fidelity Institutional Treasury Money Market Fund-Class I, 0.01%** (Cost $1,375)				1,375

TOTAL SHORT TERM INVESTMENTS (Cost $578,706) - 19.00%					$ 578,706

TOTAL INVESTMENTS (Cost $3,418,403) - 113.15%					$ 3,445,515

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.15%)					(400,340)

NET ASSETS - 100.00%					$ 3,045,175

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

Leigh Baldwin Total Return Fund
Schedule of Options Written
March 31, 2010 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price				Value

	Annaly Capital Management, Inc.
7,000	May 2010 Call @ 17.00				$ 4,410

	Aqua America, Inc.
2,000	April 2010 Call @ 17.50				600

	AT&T Corp.
5,500	May 2010 Call @ 27.00				770

	Barnes & Noble, Inc.
2,000	April 2010 Call @ 17.50				9,000

	Bristol Meyers Squibb Co.
5,000	May 2010 Call @ 27.00				3,250

	Chevron Corp.
2,000	April 2010 Call @ 75.00				2,900

	Walt Disney Co.
3,500	April 2010 Call @ 34.00				3,780

	DreamWorks Animation SKG, Inc.
1,500	April 2010 Call @ 40.00				1,200

	Exxon Mobil Corp.
2,000	April 2010 Call @ 70.00				220

	Frontier Communications Corp.
3,000	May 2010 Call @ 7.50				600

	General Mills, Inc.
1,000	April 2010 Call @ 72.50				200

	Huaneng Power International, Inc.
1,500	August 2010 Call @ 22.50				2,700

	Intel Corp.
7,000	April 2010 Call @ 22.00				4,760

	ITT Corp.
2,700	April 2010 Call @ 55.00				945

	Kellogg Co.
2,600	April 2010 Call @ 55.00				520

	Lockheed Martin Corp.
1,100	April 2010 Call @ 85.00				715

	Molson Coors Brewing Co.
3,300	May 2010 Call @ 45.00				1,320

	Novartis Ag
3,000	April 2010 Call @ 55.00				900

	Paychex, Inc.
4,800	May 2010 Call @ 32.50				960

	Philip Morris International, Inc.
2,500	April 2010 Call @ 52.50				1,500

	Sanofi-Aventis
3,700	May 2010 Call @ 37.50				3,885

	Schwab Corp.
7,000	April 2010 Call @ 19.00				2,100

	Wallgreen Co.
3,500	April 2010 Call @ 35.00				7,140

	Total (Premiums Received $43,986)				$ 54,375

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Retrun Fund
1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,418,403 amounted to $70,486, which consisted of aggregate gross unrealized appreciation of $57,409 and aggregate gross unrealized depreciation of $127,895.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$2,555,424	$0	$0	$2,555,424
Exchange Traded Funds		$103,120	$0	$0	$103,120
Real Estate Investment Trusts		$ 120,260	$0	$0	$ 120,260
Options Purchased		$0	$ 88,005	$0	$88,005
Cash Equivalents		$ 578,706	$0	$0	$578,706
Total		$3,357,510	$88,005	$0	$3,445,515

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$0	$54,375	$0	$54,375
Total		$0	$54,375	$0	$54,375

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 21, 2010

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 21, 2010